Distribution Date:	10/19/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C31

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20-21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766RAU0	1.511000%	50,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766RAV8	2.505000%	27,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766RAW6	2.952000%	69,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766RAX4	2.731000%	17,811,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766RAY2	2.840000%	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	61766RAZ9	3.102000%	292,019,000.00	158,504,605.27	69,849,854.13	409,734.40	0.00	0.00	70,259,588.53	88,654,751.14	75.53%	30.00%
A-S	61766RBC9	3.527000%	65,531,000.00	65,531,000.00	0.00	192,606.53	0.00	0.00	192,606.53	65,531,000.00	57.43%	23.13%
B	61766RBD7	3.880000%	45,277,000.00	45,277,000.00	0.00	146,395.63	0.00	0.00	146,395.63	45,277,000.00	44.94%	18.38%
C	61766RBE5	4.149040%	44,085,000.00	44,085,000.00	0.00	152,425.36	0.00	0.00	152,425.36	44,085,000.00	32.77%	13.75%
D	61766RAJ5	3.000000%	52,425,000.00	52,425,000.00	0.00	131,062.50	0.00	0.00	131,062.50	52,425,000.00	18.29%	8.25%
E	61766RAL0	2.850000%	25,021,000.00	25,021,000.00	0.00	180,573.53	0.00	0.00	180,573.53	25,021,000.00	11.39%	5.63%
F	61766RAN6	2.850000%	10,723,000.00	10,723,000.00	0.00	0.00	0.00	0.00	0.00	10,723,000.00	8.43%	4.50%
G*	61766RAQ9	2.850000%	42,894,169.00	36,700,470.82	0.00	0.00	0.00	6,181,391.25	0.00	30,519,079.57	0.00%	0.00%
R	61766RAS5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			953,186,169.01	438,267,076.09	69,849,854.13	1,212,797.95	0.00	6,181,391.25	71,062,652.08	362,235,830.71

X-A	61766RBA3	1.047040%	667,230,000.00	158,504,605.27	0.00	138,300.57	0.00	0.00	138,300.57	88,654,751.14
X-B	61766RBB1	0.477802%	110,808,000.00	110,808,000.00	0.00	44,120.20	0.00	0.00	44,120.20	110,808,000.00
X-D	61766RAA4	1.149040%	52,425,000.00	52,425,000.00	0.00	50,198.69	0.00	0.00	50,198.69	52,425,000.00
X-E	61766RAC0	1.299040%	25,021,000.00	25,021,000.00	0.00	27,086.07	0.00	0.00	27,086.07	25,021,000.00
X-F	61766RAE6	1.299040%	10,723,000.00	10,723,000.00	0.00	11,608.01	0.00	0.00	11,608.01	10,723,000.00
X-G	61766RAG1	1.299040%	42,894,169.00	36,700,470.82	0.00	39,729.49	0.00	0.00	39,729.49	30,519,079.57
Notional SubTotal			909,101,169.00	394,182,076.09	0.00	311,043.03	0.00	0.00	311,043.03	318,150,830.71

Deal Distribution Total					69,849,854.13	1,523,840.98	0.00	6,181,391.25	71,373,695.11

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766RAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766RAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766RAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766RAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766RAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	61766RAZ9	542.78867221	239.19626507	1.40310870	0.00000000	0.00000000	0.00000000	0.00000000	240.59937377	303.59240714
A-S	61766RBC9	1,000.00000000	0.00000000	2.93916665	0.00000000	0.00000000	0.00000000	0.00000000	2.93916665	1,000.00000000
B	61766RBD7	1,000.00000000	0.00000000	3.23333326	0.00000000	0.00000000	0.00000000	0.00000000	3.23333326	1,000.00000000
C	61766RBE5	1,000.00000000	0.00000000	3.45753340	0.00000000	0.00000000	0.00000000	0.00000000	3.45753340	1,000.00000000
D	61766RAJ5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766RAL0	1,000.00000000	0.00000000	7.21687902	(4.84187882)	5.69062987	0.00000000	0.00000000	7.21687902	1,000.00000000
F	61766RAN6	1,000.00000000	0.00000000	0.00000000	2.37500047	16.74392427	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61766RAQ9	855.60512479	0.00000000	0.00000000	2.03206221	80.87073164	0.00000000	144.10796139	0.00000000	711.49716340
R	61766RAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766RBA3	237.55617294	0.00000000	0.20727571	0.00000000	0.00000000	0.00000000	0.00000000	0.20727571	132.86985169
X-B	61766RBB1	1,000.00000000	0.00000000	0.39816800	0.00000000	0.00000000	0.00000000	0.00000000	0.39816800	1,000.00000000
X-D	61766RAA4	1,000.00000000	0.00000000	0.95753343	0.00000000	0.00000000	0.00000000	0.00000000	0.95753343	1,000.00000000
X-E	61766RAC0	1,000.00000000	0.00000000	1.08253347	0.00000000	0.00000000	0.00000000	0.00000000	1.08253347	1,000.00000000
X-F	61766RAE6	1,000.00000000	0.00000000	1.08253381	0.00000000	0.00000000	0.00000000	0.00000000	1.08253381	1,000.00000000
X-G	61766RAG1	855.60512479	0.00000000	0.92622123	0.00000000	0.00000000	0.00000000	0.00000000	0.92622123	711.49716340

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	09/01/26 - 09/30/26	30	0.00	409,734.40	0.00	409,734.40	0.00	0.00	0.00	409,734.40	0.00
X-A	09/01/26 - 09/30/26	30	0.00	138,300.57	0.00	138,300.57	0.00	0.00	0.00	138,300.57	0.00
X-B	09/01/26 - 09/30/26	30	0.00	44,120.20	0.00	44,120.20	0.00	0.00	0.00	44,120.20	0.00
X-D	09/01/26 - 09/30/26	30	0.00	50,198.69	0.00	50,198.69	0.00	0.00	0.00	50,198.69	0.00
X-E	09/01/26 - 09/30/26	30	0.00	27,086.07	0.00	27,086.07	0.00	0.00	0.00	27,086.07	0.00
X-F	09/01/26 - 09/30/26	30	0.00	11,608.01	0.00	11,608.01	0.00	0.00	0.00	11,608.01	0.00
X-G	09/01/26 - 09/30/26	30	0.00	39,729.49	0.00	39,729.49	0.00	0.00	0.00	39,729.49	0.00
A-S	09/01/26 - 09/30/26	30	0.00	192,606.53	0.00	192,606.53	0.00	0.00	0.00	192,606.53	0.00
B	09/01/26 - 09/30/26	30	0.00	146,395.63	0.00	146,395.63	0.00	0.00	0.00	146,395.63	0.00
C	09/01/26 - 09/30/26	30	0.00	152,425.36	0.00	152,425.36	0.00	0.00	0.00	152,425.36	0.00
D	09/01/26 - 09/30/26	30	0.00	131,062.50	0.00	131,062.50	0.00	0.00	0.00	131,062.50	0.00
E	09/01/26 - 09/30/26	30	262,909.49	59,424.88	0.00	59,424.88	(121,148.65)	0.00	0.00	180,573.53	142,385.25
F	09/01/26 - 09/30/26	30	153,712.91	25,467.13	0.00	25,467.13	25,467.13	0.00	0.00	0.00	179,545.10
G	09/01/26 - 09/30/26	30	3,373,706.66	87,163.62	0.00	87,163.62	87,163.62	0.00	0.00	0.00	3,468,882.83
Totals			3,790,329.06	1,515,323.08	0.00	1,515,323.08	(8,517.90)	0.00	0.00	1,523,840.98	3,790,813.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	71,373,695.11
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,522,623.93	Master Servicing Fee	3,712.99
Interest Reductions due to Nonrecoverability Determination	(118,790.37)	Certificate Administrator Fee	2,010.90
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	182.61
ARD Interest	0.00	Operating Advisor Fee	793.24
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	189.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,403,833.56	Total Fees	7,179.66

Principal		Expenses/Reimbursements
Scheduled Principal	72,511,942.97	Reimbursement for Interest on Advances	(23,381.05)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	3,245,200.09	Special Servicing Fees (Monthly)	(98,021.09)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(5,490.63)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	5,907,288.93
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(294.30)
Total Principal Collected	75,757,143.06	Total Expenses/Reimbursements	5,780,101.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,523,840.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	69,849,854.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	71,373,695.11
Total Funds Collected	77,160,976.62	Total Funds Distributed	77,160,976.63

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	438,267,076.09	438,267,076.09	Beginning Certificate Balance	438,267,076.09
(-) Scheduled Principal Collections	72,511,942.97	72,511,942.97	(-) Principal Distributions	69,849,854.13
(-) Unscheduled Principal Collections	3,245,200.09	3,245,200.09	(-) Realized Losses	6,181,391.25
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	274,102.32
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	5,907,288.93
(-) Realized Losses from Collateral	274,102.32	274,102.32	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	362,235,830.71	362,235,830.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	441,950,907.21	441,950,907.21	Ending Certificate Balance	362,235,830.71
Ending Actual Collateral Balance	365,881,558.59	365,881,558.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	5,907,288.93	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,907,288.93	0.00	Net WAC Rate	4.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	2	7,379,092.43	2.04%	0	4.3001	2.454396	1.30 or less	4	113,062,936.58	31.21%	(2)	4.1407	0.953319
5,000,001 to 10,000,000	5	35,515,685.46	9.80%	0	4.6093	2.099854	1.31 to 1.40	2	39,147,707.90	10.81%	0	4.9870	1.342600
10,000,001 to 15,000,000	2	21,438,903.15	5.92%	0	4.8641	1.452321	1.41 to 1.50	2	134,750,541.58	37.20%	0	3.8233	1.464887
15,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 50,000,000	5	163,151,608.09	45.04%	(2)	4.1393	1.174716	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	2	134,750,541.58	37.20%	0	3.8233	1.464887	1.71 to 1.80	1	11,079,357.41	3.06%	0	4.6180	1.737900
Totals	16	362,235,830.71	100.00%	(1)	4.1140	1.415863	1.81 to 2.50	5	52,985,582.95	14.63%	(1)	4.0171	1.951895
							2.51 to 3.00	2	11,209,704.29	3.09%	0	4.2506	2.895714
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	16	362,235,830.71	100.00%	(1)	4.1140	1.415863
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	6,541,440.96	1.81%	0	4.0650	2.428900
							Lodging	6	7,468,357.52	2.06%	0	4.9720	2.025700
California	4	25,116,909.71	6.93%	0	4.6177	2.039052
							Office	8	213,897,203.08	59.05%	(1)	4.0115	1.375022
Connecticut	1	29,091,519.62	8.03%	(3)	4.9000	0.173900
							Retail	6	123,119,124.94	33.99%	(1)	4.2304	1.275286
Florida	1	3,636,395.00	1.00%	(1)	4.6900	1.892900
							Self Storage	3	17,751,145.25	4.90%	0	4.1822	2.723689
Georgia	1	6,242,204.67	1.72%	(4)	4.1680	1.292300
							Totals	23	362,235,830.71	100.00%	(1)	4.1140	1.415863
Louisiana	4	5,025,582.25	1.39%	0	4.9720	2.025700
Massachusetts	1	17,286,105.19	4.77%	(4)	4.1680	1.292300
Michigan	1	11,079,357.41	3.06%	0	4.6180	1.737900
Mississippi	2	2,442,775.27	0.67%	0	4.9720	2.025700
New Jersey	1	62,743,599.46	17.32%	0	4.1600	1.495400
New York	1	40,000,000.00	11.04%	0	3.3100	1.185200
Ohio	1	72,006,942.12	19.88%	0	3.5300	1.438300
South Carolina	1	10,083,561.37	2.78%	(4)	4.1680	1.292300
Texas	2	40,939,437.75	11.30%	0	4.9740	1.408854
Washington, DC	1	30,000,000.01	8.28%	(2)	3.6150	1.841900
Totals	23	362,235,830.71	100.00%	(1)	4.1140	1.415863

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5000% or less	9	259,661,217.74	71.68%	(1)	3.7957	1.535531	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	6	92,215,067.23	25.46%	(1)	4.8965	1.109115	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	1	10,359,545.74	2.86%	0	5.1272	1.146900	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	16	362,235,830.71	100.00%	(1)	4.1140	1.415863	49 months or greater	16	362,235,830.71	100.00%	(1)	4.1140	1.415863
								Totals	16	362,235,830.71	100.00%	(1)	4.1140	1.415863
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	16	362,235,830.71	100.00%	(1)	4.1140	1.415863	Interest Only	2	70,000,000.01	19.32%	(1)	3.4407	1.466643
61 months to 82 months		0	0.00	0.00%	0	0.0000	0.000000	289 months or less	14	292,235,830.70	80.68%	(1)	4.2753	1.403699
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	290 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	16	362,235,830.71	100.00%	(1)	4.1140	1.415863	300 months to 322 months	0	0.00	0.00%	0	0.0000	0.000000
								323 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	16	362,235,830.71	100.00%	(1)	4.1140	1.415863
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	30,448,217.24	8.41%	0	4.9870	1.330000			No outstanding loans in this group
	12 months or less	11	283,109,551.65	78.16%	(1)	4.0450	1.305270
	13 months to 24 months	4	48,678,061.82	13.44%	(1)	3.9696	2.112774
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	16	362,235,830.71	100.00%	(1)	4.1140	1.415863
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1648013	OF	Columbus	OH	Actual/360	3.530%	212,256.73	148,320.06	0.00	N/A	10/07/26	--	72,155,262.18	72,006,942.12	09/07/26
2	306761002	OF	Hanover	NJ	Actual/360	4.160%	217,919.00	117,650.57	0.00	N/A	10/01/26	--	62,861,250.03	62,743,599.46	09/01/26
4	306761004	LO	Seattle	WA	Actual/360	4.380%	140,139.42	38,394,361.44	0.00	N/A	10/01/26	--	38,394,361.44	0.00	10/01/26
5	306761005	RT	Houston	TX	Actual/360	4.987%	36,225.85	17,376.89	0.00	N/A	10/06/26	--	8,716,867.55	8,699,490.66	09/06/26
5A	306761105				Actual/360	4.987%	126,790.47	60,819.12	0.00	N/A	10/06/26	--	30,509,036.36	30,448,217.24	09/06/26
6	300801504	RT	Various	Various	Actual/360	4.168%	117,057.77	89,981.53	0.00	N/A	06/01/26	--	33,701,852.75	33,611,871.22	09/01/26
7	453011408	RT	New York	NY	Actual/360	3.310%	110,333.33	0.00	0.00	N/A	10/01/26	--	40,000,000.00	40,000,000.00	10/01/26
8	300801484	OF	Stamford	CT	Actual/360	4.900%	0.00	0.00	0.00	N/A	07/01/26	--	29,091,519.62	29,091,519.62	07/01/23
9	300801494	OF	Washington	DC	Actual/360	3.615%	90,375.00	0.00	0.00	N/A	08/10/26	--	30,000,000.01	30,000,000.01	07/10/26
15	301880109	RT	Joplin	MO	Actual/360	4.340%	59,318.22	16,401,351.38	0.00	N/A	10/06/26	--	16,401,351.38	0.00	10/06/26
22	695100701	OF	Livonia	MI	Actual/360	4.618%	42,742.43	27,380.44	0.00	N/A	10/06/26	--	11,106,737.85	11,079,357.41	10/06/26
23	306761023	RT	Sacramento	CA	Actual/360	5.127%	44,365.36	23,984.74	0.00	N/A	10/06/26	--	10,383,530.48	10,359,545.74	09/06/26
26	306761026	LO	Various	Various	Actual/360	4.972%	31,056.76	27,239.22	0.00	N/A	10/06/26	--	7,495,596.74	7,468,357.52	10/06/26
32	306761032	SS	San Rafael	CA	Actual/360	4.220%	25,995.13	13,709.87	0.00	N/A	10/06/26	--	7,391,981.41	7,378,271.54	09/06/26
33	306761033	OF	Fort Collins	CO	Actual/360	4.538%	25,254.49	6,677,401.46	0.00	N/A	10/06/26	--	6,677,401.46	0.00	10/06/26
37	306761037	SS	Sun City	AZ	Actual/360	4.065%	22,201.28	12,442.98	0.00	N/A	10/01/26	--	6,553,883.94	6,541,440.96	09/01/26
40	306761040	OF	Various	Various	Actual/360	4.690%	21,254.34	10,086.89	0.00	N/A	09/01/26	--	5,438,211.67	5,428,124.78	09/01/26
42	306761042	SS	Hemet	CA	Actual/360	3.842%	19,212.50	6,000,000.00	0.00	N/A	10/06/26	--	6,000,000.00	0.00	10/06/26
44	306761044	IN	Albuquerque	NM	Actual/360	5.650%	16,626.71	3,257,234.95	0.00	N/A	10/06/26	--	3,531,337.27	0.00	10/06/26
46	306761046	OF	Ladera Ranch	CA	Actual/360	4.290%	12,715.35	9,082.59	0.00	N/A	11/01/26	--	3,556,742.27	3,547,659.68	10/01/26
48	306761048	SS	Bakersfield	CA	Actual/360	4.309%	13,784.85	7,023.19	0.00	N/A	10/06/26	--	3,838,455.94	3,831,432.75	09/06/26
54	306761054	LO	Michigan City	IN	Actual/360	5.220%	10,198.03	2,344,373.58	0.00	N/A	10/06/26	--	2,344,373.58	0.00	10/06/26
56	306761056	RT	Indianapolis	IN	Actual/360	4.540%	8,010.54	2,117,322.16	0.00	N/A	10/01/26	--	2,117,322.16	0.00	10/01/26
Totals							1,403,833.56	75,757,143.06	0.00				438,267,076.09	362,235,830.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,658,817.20	6,098,852.98	01/01/26	06/30/26	--	0.00	0.00	360,276.14	360,276.14	0.00	0.00
2	6,106,356.00	3,029,363.92	01/01/26	06/30/26	--	0.00	0.00	334,390.92	334,390.92	0.00	0.00
4	0.00	0.00	--	--	--	0.00	88,301.05	0.00	0.00	0.00	0.00	Full Defeasance
5	7,422,385.36	3,852,804.71	01/01/26	06/30/26	--	0.00	0.00	53,030.40	53,030.40	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	185,606.38	185,606.38	0.00	0.00
6	9,337,847.57	0.00	--	--	--	0.00	0.00	292,008.83	292,008.83	0.00	0.00
7	7,297,331.22	2,384,385.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,328,902.03	0.00	--	--	03/11/26	12,452,591.85	1,219,109.16	0.00	0.00	0.00	5,907,288.93
9	24,406,138.00	25,660,368.63	01/01/25	09/30/25	--	0.00	0.00	90,098.25	276,862.49	0.00	0.00
15	2,077,017.56	1,055,975.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,484,464.48	797,919.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	996,317.00	501,821.23	01/01/26	06/30/26	--	0.00	0.00	68,306.84	68,306.84	0.00	0.00
26	4,772,205.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	915,920.17	1,033,629.39	01/01/25	09/30/25	--	0.00	0.00	39,381.60	39,381.60	0.00	0.00
33	896,525.35	546,320.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	976,775.43	511,875.53	01/01/26	06/30/26	--	0.00	0.00	34,248.30	34,248.30	0.00	0.00
40	730,125.00	0.00	--	--	--	0.00	0.00	21,197.61	21,197.61	0.00	0.00
42	1,023,677.71	538,370.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	465,234.85	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	531,668.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	703,483.38	557,674.00	01/01/25	09/30/25	--	0.00	0.00	20,640.10	20,640.10	0.00	0.00
54	708,611.71	765,951.28	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	367,697.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	84,742,265.46	47,800,547.16				12,452,591.85	1,307,410.21	1,499,185.37	1,685,949.61	0.00	5,907,288.93

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
44	306761044	3,245,200.09	Disposition	0.00	0.00
Totals		3,245,200.09		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	0	0.00	1	29,091,519.62	0	0.00	0	0.00	1	3,245,200.09	4.114030%	3.878413%	(1)
09/17/26	0	0.00	0	0.00	1	3,531,337.27	0	0.00	1	29,091,519.62	0	0.00	0	0.00	0	0.00	4.169030%	4.071277%	0
08/17/26	0	0.00	0	0.00	1	3,542,762.32	0	0.00	1	29,091,519.62	0	0.00	0	0.00	5	97,829,188.38	4.185905%	4.091854%	1
07/17/26	1	30,000,000.01	0	0.00	1	3,554,132.05	0	0.00	1	29,091,519.62	0	0.00	0	0.00	5	30,049,644.72	4.230266%	4.170709%	2
06/17/26	0	0.00	0	0.00	2	32,657,523.31	0	0.00	1	29,091,519.62	0	0.00	0	0.00	0	0.00	4.228308%	4.171726%	3
05/15/26	0	0.00	0	0.00	2	32,668,780.51	0	0.00	1	29,091,519.62	0	0.00	0	0.00	1	15,000,000.00	4.236106%	4.193188%	4
04/17/26	0	0.00	0	0.00	2	32,680,543.76	0	0.00	1	29,091,519.62	0	0.00	0	0.00	2	27,020,040.18	4.267248%	4.236605%	5
03/17/26	0	0.00	0	0.00	2	32,691,689.50	0	0.00	1	29,091,519.62	0	0.00	0	0.00	0	0.00	4.264589%	4.234280%	6
02/18/26	0	0.00	0	0.00	2	32,816,007.83	0	0.00	1	29,203,053.31	0	0.00	0	0.00	0	0.00	4.262510%	4.232656%	7
01/16/26	0	0.00	0	0.00	2	32,926,228.29	0	0.00	1	29,302,243.89	0	0.00	0	0.00	0	0.00	4.262760%	4.232890%	8
12/17/25	0	0.00	0	0.00	2	33,035,978.58	0	0.00	1	29,401,017.70	0	0.00	0	0.00	0	0.00	4.263008%	4.233122%	9
11/18/25	0	0.00	0	0.00	2	33,149,829.08	0	0.00	1	29,503,375.35	0	0.00	0	0.00	0	0.00	4.263271%	4.226678%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	1648013	09/07/26	0	5	360,276.14	360,276.14	0.00	72,155,262.18	10/05/26	0
2	306761002	09/01/26	0	5	334,390.92	334,390.92	0.00	62,861,250.03	09/29/26	0
5	306761005	09/06/26	0	5	53,030.40	53,030.40	0.00	8,716,867.55	09/22/26	13
5A	306761105	09/06/26	0	5	185,606.38	185,606.38	0.00	30,509,036.36	09/22/26	0
6	300801504	09/01/26	0	5	292,008.83	292,008.83	0.00	33,787,104.23	05/19/26	2
8	300801484	07/01/23	38	5	0.00	0.00	72,303.45	32,150,600.17	03/15/19	7			11/01/23
9	300801494	07/10/26	2	5	90,098.25	276,862.49	0.00	30,000,000.00	05/07/26	13
23	306761023	09/06/26	0	5	68,306.84	68,306.84	0.00	10,383,530.48
32	306761032	09/06/26	0	5	39,381.60	39,381.60	0.00	7,391,981.41
37	306761037	09/01/26	0	5	34,248.30	34,248.30	0.00	6,553,883.94
40	306761040	09/01/26	0	5	21,197.61	21,197.61	0.00	5,438,211.67	09/11/26	11
48	306761048	09/06/26	0	5	20,640.10	20,640.10	0.00	3,838,455.96
Totals					1,499,185.37	1,685,949.61	72,303.45	303,786,183.98
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		358,688,171	58,547,715	271,048,936		29,091,520
0 - 6 Months		3,547,660	3,547,660	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	362,235,831	303,144,311	0	30,000,000	0	29,091,520
Sep-26	438,267,076	336,504,155	5,438,212	30,000,000	37,233,190	29,091,520
Aug-26	460,351,950	363,930,043	0	30,000,000	37,330,387	29,091,520
Jul-26	594,191,087	497,672,345	30,000,000	0	37,427,222	29,091,520
Jun-26	637,048,648	570,428,958	0	0	37,528,171	29,091,520
May-26	644,895,260	612,226,480	0	0	3,577,261	29,091,520
Apr-26	694,243,909	661,563,365	0	0	3,589,024	29,091,520
Mar-26	722,519,199	689,827,509	0	0	3,600,170	29,091,520
Feb-26	746,659,559	713,843,551	0	0	3,612,955	29,203,053
Jan-26	748,050,656	715,124,427	0	0	3,623,984	29,302,244
Dec-25	749,436,506	716,400,527	0	0	3,634,961	29,401,018
Nov-25	750,895,354	717,745,525	0	0	3,646,454	29,503,375
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	1648013	72,006,942.12	72,155,262.18	186,600,000.00	08/22/16	5,445,805.48	1.43830	06/30/26	10/07/26	240
2	306761002	62,743,599.46	62,861,250.03	99,500,000.00	07/13/16	3,010,867.92	1.49540	06/30/26	10/01/26	240
5	306761005	8,699,490.66	8,716,867.55	82,200,000.00	11/30/22	3,746,320.21	1.38670	06/30/26	10/06/26	240
5A	306761105	30,448,217.24	30,509,036.36	82,700,000.00	11/30/22	7,398,527.00	1.33000	--	10/06/26	240
6	300801504	33,611,871.22	33,787,104.23	223,700,000.00	04/01/16	7,932,278.57	1.29230	12/31/25	06/01/26	235
7	453011408	40,000,000.00	40,000,000.00	195,000,000.00	08/03/16	2,130,311.53	1.18520	06/30/26	10/01/26	I/O
8	300801484	29,091,519.62	32,150,600.17	76,500,000.00	02/03/26	1,328,902.03	0.17390	12/31/25	07/01/26	176
9	300801494	30,000,000.01	30,000,000.00	757,000,000.00	06/13/16	22,723,217.88	1.84190	09/30/25	08/10/26	I/O
40	306761040	5,428,124.78	5,438,211.67	10,295,000.00	07/20/16	711,914.00	1.89290	12/31/25	09/01/26	240
44	306761044	0.00	-	5,850,000.00	08/20/26	454,859.85	5.28990	03/31/24	10/06/26	179
Totals		312,029,765.11	315,618,332.19	1,719,345,000.00		54,883,004.47

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	1648013	OF	OH	10/05/26	0
	Loan transferrred to SS on 10/05/2026

2	306761002	OF	NJ	09/29/26	0
	Loan transferrred to SS on 09/29/2026

5	306761005	RT	TX	09/22/26	13

The Loan transferred to the Special Servicer on 9/22/2026 due to the upcoming maturity on 10/6/2026. The Property is a 342K sf retail center in Houston, TX. To date, the loan is current with its scheduled payments. The Special Servicer sent a

	Pre-negotiat ion Letter and will attempt to engage the Borrower in workout discussions.

5A	306761105	Various	Various	09/22/26	0
	Loan transferrred to SS on 09/22/2026

6	300801504	RT	Various	05/19/26	2
	Loan remains in maturity default and uncontested foreclosure of the properties is now being pursued.

7	453011408	RT	NY	08/07/26	98

Collateral is a 246K SF retail center on the SE corner of 125 St and Manhattan in Harlem district. Sits on a GL with 98-years left on term. Transferred to SS upon request (8/6) after borrower indicated they were unable to pay off upon 10/1/26 maturit y. Key reasons cited for payoff challenge incl. occupancy (73.9% as of 2Q26), lease maturities (avg WALT remaining on in-place leases ~3.25 yrs as of 2Q26), and net income ($2.4MM NOI = 2.23% Debt Yield) as of 2Q26. Hello and

	Pre-Negotiation Letters executed 9/8/26. Borrower has complied with property information requests; analysis remains ongoing for borrower's proposal.

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	300801484	OF	CT	03/15/19	7

Property transferred to REO effective 11/1/2023. Several significant long-term lease renewals were completed in March 2026. CBRE's lease expired on 7/31/26 and they've vacated, bringing current occupancy to 48%. The business plan is to continue renewin g existing tenants while pursuing new tenants to fill vacant space while addressing building capital needs. Several tours for new tenants have recently been conducted and negotiations are continuing with two existing tenants for lease renewals. Common a rea improvements required as part of the recent renewals are underway and are substantially complete, with the exception of punch list items. Final recovery projected in Q1 2027.

9	300801494	OF	DC	05/07/26	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

40	306761040	OF	Various	09/11/26	11

The Loan transferred to Special Servicing on 9/11/2026 due to maturity default. The Borrower executed a pre-negotiation letter on 9/28/2026. The Special Servicer has reached out to the Borrower to discuss next steps and requested updated property financia ls.

44	306761044	IN	NM	08/03/23	11
Title company for the Borrower's refinance transaction has reached out for a payoff letter. Borrower indicates its intent to pay off the loan on or before the maturity date.

1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	306761004	43,978,974.77	4.38000%	43,855,534.74	4.38000%	10	12/30/21	04/01/20	12/30/21
4	306761004	0.00	4.38000%	0.00	4.38000%	10	12/30/20	04/01/20	--
5	306761005	8,933,780.93	4.98700%	9,809,625.55	4.98700%	10	12/06/20	12/06/20	12/06/20
5	306761005	0.00	4.98700%	0.00	4.98700%	10	12/30/20	12/06/20	--
5	306761005	0.00	4.98700%	0.00	4.98700%	10	12/30/21	12/06/20	--
5A	306761105	34,418,233.27	4.98700%	34,333,689.43	4.98700%	10	12/06/20	12/06/20	12/06/20
5A	306761105	0.00	4.98700%	0.00	4.98700%	10	12/30/20	12/06/20	--
5A	306761105	0.00	4.98700%	0.00	4.98700%	10	12/30/21	12/06/20	--
35	1546717	0.00	5.00000%	0.00	5.00000%	10	03/12/21	05/01/20	04/12/21
44	306761044	0.00	5.65000%	0.00	5.65000%	10	11/29/18	10/31/18	--
44	306761044	0.00	5.65000%	0.00	5.65000%	10	12/31/20	10/31/18	--
44	306761044	0.00	5.65000%	0.00	5.65000%	10	12/31/21	10/31/18	--
Totals		87,330,988.97		87,998,849.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	306761031	11/18/20	7,186,238.85	8,500,000.00	10,393,410.81	731,351.26	10,393,410.81	9,662,059.55	0.00	0.00	0.00	0.00	0.00%
39	306761039	02/18/21	5,841,221.30	940,000.00	2,515,031.21	905,442.63	2,515,031.21	1,609,588.58	4,231,632.72	0.00	(22,653.48)	4,254,286.20	66.47%
44	306761044	10/19/26	3,531,337.27	5,850,000.00	4,792,749.96	1,535,515.01	4,792,749.96	3,257,234.95	274,102.32	0.00	0.00	274,102.32	5.95%
45	300801462	04/16/21	4,111,854.94	4,500,000.00	2,197,251.36	298,636.34	2,197,251.36	1,898,615.02	2,213,239.92	0.00	273,827.53	1,939,412.39	42.16%
Current Period Totals			3,531,337.27	5,850,000.00	4,792,749.96	1,535,515.01	4,792,749.96	3,257,234.95	274,102.32	0.00	0.00	274,102.32
Cumulative Totals			20,670,652.36	19,790,000.00	19,898,443.34	3,470,945.24	19,898,443.34	16,427,498.10	6,718,974.96	0.00	251,174.05	6,467,800.91

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	306761031	11/18/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	306761039	12/17/24	0.00	0.00	4,254,286.20	0.00	0.00	(497.00)	0.00	0.00	4,254,286.20
		06/16/23	0.00	0.00	4,254,783.20	0.00	0.00	(25,487.09)	0.00	0.00
		05/17/22	0.00	0.00	4,280,270.29	0.00	0.00	29,648.00	0.00	0.00
		07/16/21	0.00	0.00	4,250,622.29	0.00	0.00	18,989.57	0.00	0.00
		02/18/21	0.00	0.00	4,231,632.72	0.00	0.00	4,231,632.72	0.00	0.00
44	306761044	10/19/26	0.00	0.00	274,102.32	0.00	0.00	274,102.32	0.00	0.00	274,102.32
45	300801462	04/17/23	0.00	0.00	1,939,412.39	0.00	0.00	(273,827.53)	0.00	0.00	1,939,412.39
		04/16/21	0.00	0.00	2,213,239.92	0.00	0.00	2,213,239.92	0.00	0.00
Current Period Totals			0.00	0.00	274,102.32	0.00	0.00	274,102.32	0.00	0.00	274,102.32
Cumulative Totals			0.00	0.00	6,467,800.91	0.00	0.00	6,467,800.91	0.00	0.00	6,467,800.91

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	2,248.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	3,813.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	7,021.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,060.73	0.00	0.00	0.00	0.00	118,790.37	0.00	0.00	0.00	0.00
9	0.00	0.00	6,250.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	(133,000.00)	0.00	(7,738.74)	0.00	0.00	0.00	(23,381.05)	0.00	(294.30)	0.00
Total	0.00	0.00	(98,021.09)	0.00	(5,490.63)	0.00	0.00	118,790.37	(23,381.05)	0.00	(294.30)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(8,396.70)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26